Condensed Financial Information (Parent Company) (Condensed Statements of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Net investment income									$ 16,790	$ 16,243	$ 18,158
Other revenues									1,685	1,927	1,962
Net investment gains (losses)									305	646	338
Net derivative gains (losses)									(874)	545	722
Total revenues	$ 12,635	$ 15,833	$ 16,025	$ 16,097	$ 14,990	$ 15,864	$ 14,225	$ 16,255	60,590	61,334	63,974
Expenses
Goodwill impairment									260	0	0
Other expenses									13,735	14,753	14,619
Total expenses	14,017	14,674	13,979	13,780	14,126	14,079	13,546	13,875	56,450	55,626	57,091
Income (loss) before provision for income tax									4,140	5,708	6,883
Provision for income tax expense (benefit)									666	1,700	1,936
Net income (loss)	(2,088)	577	110	2,201	834	1,203	1,115	2,158	800	5,310	6,309
Less: Preferred stock dividends	45	6	46	6	49	6	31	30	103	116	122
Preferred stock repurchase premium	0	0	0	0	0	0	42	0	0	42	0
Net income (loss) available to common shareholders	$ (2,133)	$ 571	$ 64	$ 2,195	$ 785	$ 1,197	$ 1,042	$ 2,128	697	5,152	6,187
Comprehensive income (loss)									1,376	(568)	11,854
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries									1,783	5,985	6,907
Net investment income									129	170	371
Other revenues									151	124	128
Net investment gains (losses)									86	12	(287)
Net derivative gains (losses)									(68)	(7)	165
Total revenues									2,081	6,284	7,284
Expenses
Interest expense									1,152	1,171	1,151
Goodwill impairment									147	0	0
Other expenses									390	180	197
Total expenses									1,689	1,351	1,348
Income (loss) before provision for income tax									392	4,933	5,936
Provision for income tax expense (benefit)									(408)	(377)	(373)
Net income (loss)									800	5,310	6,309
Less: Preferred stock dividends									103	116	122
Preferred stock repurchase premium									0	42	0
Net income (loss) available to common shareholders									697	5,152	6,187
Comprehensive income (loss)									$ 1,376	$ (568)	$ 11,854